Unredeemed Gift Cards (Details) - Schedule of unredeemed gift cards activities - USD ($)	9 Months Ended	10 Months Ended		12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2021
Schedule Of Unredeemed Gift Cards Activities Abstract
Beginning balance	$ 164,912	$ 48,311	$ 10,365	$ 48,311
Acquired gift card liability (see Note 3)		87,260		87,260
Sale of gift cards	121,603	186,749	99,322	186,749
Promotional and other gift cards issued	84,250
Revenue from breakage	(22,810)	(60,515)	(17,114)	(60,515)
Gift card redemptions	(113,323)	(96,893)	(44,262)	(96,893)
Ending balance	$ 234,632	$ 164,912	$ 48,311	$ 164,912